Class A Ordinary Shares Subject to Possible Redemption - Summary Of Ordinary shares Issued Recognized in Class A (Q3) Ordinary Shares Subject To Possible Redemption (Q3) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Class A ordinary shares subject to possible redemption	$ 487,168,822	$ 483,000,000	$ 483,000,000
Redemptions of Class A ordinary shares	(480,946,296)	$ 0
Increase in redemption value of Class A ordinary shares subject to possible redemption	135,254		4,168,822
Class A ordinary shares subject to possible redemption	$ 6,357,780		$ 487,168,822